RELATED PARTY BALANCES AND TRANSACTIONS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Related Party Transaction [Line Items]
Convertible notes	$ 0	[1]	$ 610	[1]
Other accounts payable	47	[2],[3]	21	[2],[3]
Amounts charged to:
Research and development expenses	341	[3],[4],[5]	0	[3],[4],[5]	0	[3],[4],[5]
General and administrative expense	1,266	[2],[3],[4],[5],[6]	401	[2],[3],[4],[5],[6]	1,786	[2],[3],[4],[5],[6]
Financial expense	$ 0	[1],[5]	$ 60	[1],[5]	$ 0	[1],[5]

[1]	One of the Company's shareholders invested as part of the Company's issuance of the Convertible Notes.
[2]	An agreement was signed on June 2, 2011 between the Company and one its shareholders, as a contractor to render services related to pre-clinical, clinical, regulatory and intellectual property issues, for an amount of approximately $ 3 per month. During May 2013, the monthly fee was increased to an amount of $ 5. The amendment was effective upon consummation of the initial public offering in May 2013.
[3]	Under the employment agreement, dated March 4, 2010, with the Company's Chief Executive Officer and Director, and following a salary increase approved April 14, 2011, the CEO was entitled to a gross monthly salary of $ 14. During January 2013, the Company increased the monthly salary to an amount of $ 15 which became effective upon the Company's IPO. In June 2013, the Company granted the CEO a bonus in the amount of $ 75 in connection with the consummation of the IPO and in August 2013, the Company increased the bonus amount in $ 125, to a total of $ 200. (see also Note 12 (c)).
[4]	The Company signed an agreement with a company owned by one of its related parties. Under the agreement, the company renders the Company with office services and office lease for a monthly fee in the amount of approximately $ 4 since June 1, 2010. Each party may terminate the agreement with 30-days' notice. The agreement was terminated in September 2013.
[5]	Including share based compensation expenses for the years ended December 31, 2013, 2012 and 2011, in the amounts of $ 841, $ 26 and $ 1,394, respectively.
[6]	On March 1, 2008, the Company signed an agreement with a consultant, who is also one of the Company's shareholders and a director, as a contractor to render management, finance and operation services. The Company pays the consultant an amount of $ 7 per month. During May 2013, the monthly fee was increased to an amount of $ 12. The amendment was effective upon consummation of the IPO in May 2013. In June 2013, and in connection to the consummation of the IPO, the Company granted the consultant a bonus in the amount of $50. (see also Note 12 (a)).